REGULATORY REQUIREMENtS	12 Months Ended
Dec. 31, 2025
REGULATORY REQUIREMENtS

16.	REGULATORY REQUIREMENtS

The following table illustrates the minimum regulatory capital as established by the SFC that the Company’s subsidiaries are required to maintain and the actual amounts of capital that were maintained:

	As of December 31, 2024
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000	HKD’000

Plutus Securities	3,000	23,934	20,934	798%
Plutus AM	3,000	5,763	2,763	192%
Total	6,000	29,697	23,697	495%

	As of December 31, 2025
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000	HKD’000

Plutus Securities	3,000	8,255	5,255	275%
Plutus AM	3,000	5,158	2,158	172%
Total	6,000	13,413	7,413	224%
Total (US$’000)	771	1,723	952	224%

The Company’s operation subsidiary maintains capital levels greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.